Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of
	March 31,	December 31,
(in $ millions)	2022	2021
Accrued payroll and related costs	$160	$198
Accrued operating expenses	131	147
Accrued restructuring costs (see note 9)	57	69
Client deposits	45	59
Deferred revenue	25	18
Value added and similar taxes payable	9	6
Income tax payable	7	7
Other payables	14	15
Accrued expenses and other current liabilities	$448	$519